LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of future minimum lease payments relating to the right-of-use assets
The present value of future minimum lease payments relating to the right-of-use assets as at December 31, 2023 in aggregate for the next five years and thereafter are as follows:

2024	$765
2025	765
2026	764
2027	472
2028	256
2029 and thereafter	30,159
$33,181